Share-based payments - Fair value of options (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Y EUR (€) $ / shares	Dec. 31, 2021 USD ($) Y $ / shares
Share-based payments with service condition
Share-based payments
Fair value at grant date | $	$ 3.19	$ 6.18
Share price at grant date | $ / shares	$ 4.29	$ 8.18
Exercise price | $ / shares	$ 4.29	$ 8.18
Expected volatility	90.00%	95.00%
Expected life | Y	5.9	5.9
Expected dividends | $	$ 0.0	$ 0.0
Risk-free interest rate	2.32%	1.14%
Share-based payments with market condition
Share-based payments
Fair value at grant date | $	$ 1.13
Share price at grant date | $ / shares	$ 4.58
Exercise price | $ / shares	$ 4.58
Expected volatility	70.00%
Expected life | €	2.00
Expected dividends | $	$ 0.00
Risk-free interest rate	2.41%